ACCOUNTS RECEIVABLE, NET (Schedule of Accounts Receivable) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable, Net, Current [Abstract]
Accounts receivable from third parties	$ 25,295,899	$ 21,252,129
Accounts receivable from related parties	6,757,031	5,497,761
Accounts receivable, net	$ 32,052,930	$ 26,749,890